Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

4. DISCONTINUED OPERATIONS

Disposal of WVAS and recorded music businesses (2010 Reorganization)

In May 2010, the Company disposed of Huayi Music to Huayi Media for RMB 34,450,000 (equivalent to $5,045,754) in cash and in August 2010, the Company disposed all of its WVAS and remaining recorded music businesses to Shanda for $37,243,904 in cash. See Note 2(1).

A summary of the major financial information for the discontinued operations of WVAS and recorded music businesses as of August 31, 2010 and for the year ended December 31, 2009 and eight months ended August 31, 2010 is set out below:

August 31, 2010
Current assets:
Cash	24,948,577
Accounts receivable, net of allowance	5,402,738
Prepaid expenses and other current assets	2,610,863

32,962,178

Non-current assets:
Property and equipment, net	943,258
Intangible assets	766,847
Goodwill	1,998,821
Other non-current assets	300,532

4,009,458

Current liabilities:
Accounts payable	4,337,542
Accrued expenses and other current liabilities	7,034,894

11,372,436

Non-current liabilities:
Non-current deferred tax liabilities	186,528
Other non-current liabilities	12,322

198,850

Non-controlling interests and redeemable non-controlling interests:	1,717,533

	Year ended December 31, 2009	Eight months ended August 31, 2010
Total net revenues	34,642,295	14,844,408
Loss from operations	(21,054,774)	(3,460,316)
Income tax benefit (expense)	(234,286)	25,584
Net loss	(21,778,174)	(3,382,438)
Less: Net loss attributable to the non-controlling interests and redeemable non-controlling interests	4,182,875	243,666

Net loss from discontinued operations, net of tax	(17,595,299)	(3,138,772)
Gain from disposal of Huayi Music, net of tax	—	4,486,786

Total net (loss) income from discontinued operations	(17,595,299)	1,348,014